Related Party Transactions (Details) (Parent and its affiliates, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Parent and its affiliates
Related Party Transactions
Net fees paid for services provided by the related parties	$ 6,497	$ 7,232	$ 9,132